SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Advertising expenses	100	$ 131	284	$ 381	457	$ 0
Research and development expense	219,159	$ 154,683	367,002	$ 383,025	657,657	734,014
Inventory	50,000		50,000		50,000	50,000
Impairment of assets						536,047
Other current liabilities	$ 2,261		$ 2,261		$ 1,197	179
Revision of Prior Period, Reclassification, Adjustment [Member]
Other current liabilities						$ 1,072